PIMCO VARIABLE INSURANCE TRUST

Supplement Dated October 17, 2005 to the

Prospectus for Administrative Class Shares of the Emerging Markets Bond Portfolio

Dated May 1, 2005

Mohamed A. El-Erian, the portfolio manager of the Emerging Markets Bond Portfolio and the head of PIMCO’s Emerging Markets portfolio management group, has accepted a position as President and CEO of the Harvard Management Company and will join the faculty at the Harvard Business School. Effective immediately, Michael Gomez will be responsible for the day-to-day management of the Emerging Markets Bond Portfolio. Mr. El-Erian will remain at PIMCO for a transition period of three to six months, during which he will continue as head of PIMCO’s Emerging Markets portfolio management group.

As a result, effective immediately, the following change is made to the “Individual Portfolio Managers” table contained in the “Management of the Portfolio” section:

Fund	Portfolio Manager	Since	Recent Professional Experience
Emerging Markets Bond	Michael Gomez	10/05	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated October 17, 2005 to the

Prospectus for Institutional Class Shares of the Emerging Markets Bond Portfolio

Dated May 1, 2005

Mohamed A. El-Erian, the portfolio manager of the Emerging Markets Bond Portfolio and the head of PIMCO’s Emerging Markets portfolio management group, has accepted a position as President and CEO of the Harvard Management Company and will join the faculty at the Harvard Business School. Effective immediately, Michael Gomez will be responsible for the day-to-day management of the Emerging Markets Bond Portfolio. Mr. El-Erian will remain at PIMCO for a transition period of three to six months, during which he will continue as head of PIMCO’s Emerging Markets portfolio management group.

As a result, effective immediately, the following change is made to the “Individual Portfolio Managers” table contained in the “Management of the Portfolio” section:

Fund	Portfolio Manager	Since	Recent Professional Experience
Emerging Markets Bond	Michael Gomez	10/05	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.